Note 15 - Business Segment Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 15.  Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC 280 Segment Reporting, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third parties. The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of four golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging and resort related amenities including dining, banquet and conference facilities, and a multipurpose recreation center. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does not have operations located outside the United States and, accordingly, geographical segment information is not presented. In 2023, one customer accounted for 12% of the waste management services segment’s net operating revenues to external customers and 6% of the consolidated net operating revenues. In 2022, two customers accounted for 22% of the waste management services segment’s net operating revenues to external customers and 14% of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note 2). Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment loss to consolidated income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Net operating revenues from:
Waste management services:
External customer revenues	$44,611	$49,763
Total waste management services	44,611	49,763

Golf and related operations:
External customer revenues	35,904	31,417
Intersegment revenues	80	80
Total golf and related operations	35,984	31,497

Segment operating revenues	80,595	81,260
Intersegment eliminations	(80)	(80)
Total net operating revenues	$80,515	$81,180

Income (loss) before income taxes:
Waste management services	$4,013	$4,373
Golf and related operations	(184)	151
Segment income before taxes	3,829	4,524
Corporate interest expense	(2,068)	(1,436)
Corporate other income, net	9	13
General corporate expenses	(3,757)	(3,987)
Loss before income taxes	$(1,987)	$(886)

Depreciation and amortization expense:
Waste management services	$109	$118
Golf and related operations	3,464	3,169
Corporate	253	196
Total depreciation and amortization expense	$3,826	$3,483

Interest expense:
Waste management services	$-	$1
Golf and related operations	30	27
Corporate	2,068	1,436
Total interest expense	$2,098	$1,464

	Year Ended December 31,
	2023	2022
Capital expenditures:
Waste management services	$205	$94
Golf and related operations	3,620	6,333
Corporate	93	134
Total capital expenditures	$3,918	$6,561

Total assets:
Waste management services	$35,839	$35,198
Golf and related operations	63,670	63,355
Corporate	65,453	65,630
Subtotal	164,962	164,183
Elimination of intersegment receivables	(76,997)	(74,433)
Total assets	$87,965	$89,750

In comparing total assets at December 31, 2023 with those at December 31, 2022, the increase in the total assets of the waste management services segment of approximately $0.6 million was primarily a result of an increase in intersegment accounts receivable. The increase in total assets of the golf and related operations segment of $0.3 million was primarily due to an increase in capital expenditures associated with The Grand Resort and the Avalon Field Club at New Castle partially offset by current year depreciation on property and equipment. The decrease in corporate total assets of approximately $0.2 million was primarily due to a decrease in restricted cash received in conjunction with our 2022 Term Loan Agreement.